Stock-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2012
Stock-Based Compensation [Abstract]
Summarizes stock option activity
The following table summarizes stock option activity under the Plans:
	Number of shares	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at December 31, 2011	174,874	$16.77	8.9	$63
Granted	87,184	$5.66
Exercised	(2,432)	$4.40
Forfeited	(11,674)	$22.64
Outstanding at September 30, 2012	247,952	$12.71	8.6	$—

Vested and expected to vest at September 30, 2012	229,059	$13.09	8.6	$—

Exercisable at September 30, 2012	57,906	$27.35	7.1	$—

Summarizes restricted stock activity
The following table summarizes restricted stock activity under the Plans:
	Number of shares	Weighted- average grant date fair value
Nonvested at December 31, 2011	13,988	$24.20
Granted	67,863	$6.00
Vested	(5,047)	$24.20
Forfeited	(2,135)	$17.64
Nonvested at September 30, 2012	74,669	$7.84